UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 29549

                           FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999

Check here if Amendment  [  ] ;  Amendment Number:
This Amendment  (Check only one.) :  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Massachusetts Mutual Life Insurance Company
Address:   1295 State Street
           Springfield, Massachusetts   01111-0001

13F File Number:  28-548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:          David E. Fusco
Title:         Compliance Director
Phone:         413-744-7410

Signature, Place, and Date of Signing:

 /s/ David E. Fusco

Springfield, Massachusetts
May 13, 1999

Report Type  (Check only one.):

[x]                13F HOLDINGS REPORT
[ ]                13F NOTICE
[ ]                13F COMBINATION REPORT

List of Other Managers Reporting for this
Manager:  NONE

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                             FORM 13F

SUMMARY PAGE Report Summary:

Number of Other Included Managers: None (See note below)

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: 115,976,000

List of Other Included Managers:

Please note that in the past Form 13F's were filed by Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of David L. Babson and Company Inc. ("Babson") and OppenheimerFunds Inc. ("Oppenheimer"). Babson and Oppenheimer are indirect, majority-owned subsidiaries of MassMutual. For this filing, and future filings, Babson and Oppenheimer will file Form 13F's on their own behalf.

Babson and Oppenheimer have indicated that they exercise "sole" investment discretion with respect to the securities positions reported in their respective Form 13F's. Nevertheless, such positions shall also be deemed reported on behalf of MassMutual to the extent that MassMutual may be deemed to "share" investment discretion over the positions as a result of its ownership interests in Babson and Oppenheimer.

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FORM 13F INFORMATION TABLE


Name of Issuer      Title     CUSIP      Value      Shrs or   SH/ Put/  INVSTMT  Other   Voting Authority
                    Of Class             (x$100)    Prn amt   PRN Call  DSCRETN  Mgrs     Sole    Shared None
____________________________________________________________________________________________________________
A M R Corporation   COM       001765106       524        7,500          Sole                 7,500
American Country    COM       025278102        72       56,000          Sole                56,000
Amerisource Health  COM CL A  03071P102       346       12,500          Sole                12,500
Associated Material COM       045709102       641       49,749          Sole                49,749
Budget Group        COM CL A  119003101     1,187       95,456          Sole                95,456
Collins & Aikman    COM       194830105       273       57,500          Sole                57,500
Complete Business   COM       20452F107       186        8,333          Sole                 8,333
Concentra Man Care  SB NT CV  20589TAC7     5,829    6,462,000          Sole                                X
Continental Air     COM CL B  210795308     2,159       50,000          Sole                50,000
Correctional Serv   COM       219921103       242       26,836          Sole                26,836
Cymer Inc.          SB NT CV  232572AC1     1,616    2,000,000          Sole                                X
Dura Pharmaceutical SB NT CV  26632SAA7     3,126    4,225,000          Sole                                X
Emcor Group         SB NT CV  29084QAC4     4,048    4,350,000          Sole                                X
Excalibur Technol   COM       300651205       388       25,000          Sole                25,000
Family Golf Centers SB NT CV  30701AACO     6,300   10,600,000          Sole                                X
Florida Panthers    COM CL A  341064103       577       64,999          Sole                64,999
Gulf Cananda Res    ORD       40218L305       333       83,325          Sole                83,325
Healthplan Services COM       421959107       126       19,372          Sole                19,372
Healthsouth         SB DB CV  421924AF8     1,273    1,500,000          Sole                                X
Hewlett-Packard     SB LYON   428236AA1    13,861   23,840,000          Sole                                X
Hilton Hotels Corp  SB NT CV  432848AL3    10,049   10,170,000          Sole
Interim Services    SB NT CV  45868PAA8     8,030    9,800,000          Sole                                X
Irwin Naturals/4Hea COM       464142108       144       38,500          Sole                38,500
Kellstrom Inds      SB NT CV  488035AE6     9,686   11,800,000          Sole                                X
Lund Intl Holdings  COM       550368104       442       78,857          Sole                78,857
Magna International SB DB CV  559222AG9    11,094   10,850,000          Sole                                X
Mascotech Inc.      SB DB CV  574670AB1     4,936    6,380,000          Sole                                X
Midway Airlines     COM       598126100       391       41,663          Sole                41,663
Noel Group          COM       655260107        59       95,000          Sole                95,000
Oak Industries      SB NT CV  671400AL3     5,249    4,350,000          Sole                                X
Owens-Illinois      CONV PRE  690768502     2,476       61,120          Sole                                X
Oxford Health Plans COM       691471106       748       37,500          Sole                37,500
Pathways Group Inc. COM       70321D106       386       44,080          Sole                44,080
Reptron Electronics SB NT CV  76026WAA7       450    1,200,000          Sole                                X
Republic Services   COM CL A  760759100     2,185      106,250          Sole               106,250
Savoy Pictures Ent  SB DB CV  805375AA0     7,032    7,175,000          Sole                                X
Swiss Army Brands   COM       870827102       518       60,000          Sole                60,000
Tower Automotive    SB NT CV  891707AE1       803      750,000          Sole                                X
World Color Press   SR SB NT  981443AA2     8,191    8,615,000          Sole                                X

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